Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of parent		€ 1,316.4	€ 26.2	€ 135.3	€ (14.9)	€ 1,199.5	€ 2,662.5
Equity attributable to owners, beginning balance at Dec. 31, 2024		1,316.4	26.2	135.3	(14.9)	1,199.5	2,662.5
Equity owners of the parent	€ 89.8					89.8	89.8
Profit for the period	89.8
Other comprehensive income/(loss) for the period	(42.4)			(23.8)	(21.6)	3.0	(42.4)
Total comprehensive income for the period				(23.8)	(21.6)	92.8	47.4
Deferred hedging gains transferred to the carrying value of inventory					3.9		3.9
Comprehensive income	47.4
Dividends						(48.4)	(48.4)
Issue of ordinary shares		12.2	(12.2)				0.0
Reduction of issued capital		(100.9)					(100.9)
Share based payment charge		0.0	4.1				4.1
Reclassification of awards for settlement of tax liabilities			(4.9)			0.0	(4.9)
Total transactions with owners, recognized directly in equity		(88.7)	(13.0)	0.0	0.0	(48.4)	(150.1)
Equity attributable to owners, ending balance at Jun. 30, 2025		1,227.7	13.2	111.5	(32.6)	1,243.9	2,563.7
Equity owners of the parent	89.8					89.8	89.8
Profit for the period	89.8
Other comprehensive income/(loss) for the period	(42.4)			(23.8)	(21.6)	3.0	(42.4)
Equity owners of the parent				(23.8)	(21.6)	92.8	47.4
Comprehensive income	47.4
Dividends						(48.4)	(48.4)
Share based payment charge		0.0	4.1				4.1
Issue of ordinary shares		12.2	(12.2)				0.0
Repurchase of ordinary shares		100.9					100.9
Reclassification of awards for settlement of tax liabilities			(4.9)			0.0	(4.9)
Total transactions with owners, recognized directly in equity		(88.7)	(13.0)	0.0	0.0	(48.4)	(150.1)
Equity attributable to owners of parent		1,227.7	13.2	111.5	(32.6)	1,243.9	2,563.7
Equity attributable to owners of parent	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity attributable to owners, beginning balance at Dec. 31, 2025	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity owners of the parent	77.4					77.4	77.4
Profit for the period	77.4
Other comprehensive income/(loss) for the period	1.1			2.3	0.5	(1.7)	1.1
Total comprehensive income for the period		0.0	0.0	2.3	0.5	75.7	78.5
Deferred hedging gains transferred to the carrying value of inventory					10.1		10.1
Comprehensive income	78.5
Dividends						(40.9)	(40.9)
Issue of ordinary shares		0.8	(0.8)				0.0
Reduction of issued capital		(23.7)					(23.7)
Share based payment charge			(2.9)				(2.9)
Reclassification of awards for settlement of tax liabilities		0.0	(0.4)			0.0	(0.4)
Total transactions with owners, recognized directly in equity		(22.9)	(4.1)	0.0	0.0	(40.9)	(67.9)
Equity attributable to owners, ending balance at Jun. 30, 2026	2,517.5	1,111.4	12.8	104.7	(2.3)	1,290.9	2,517.5
Equity owners of the parent	77.4					77.4	77.4
Profit for the period	77.4
Other comprehensive income/(loss) for the period	1.1			2.3	0.5	(1.7)	1.1
Equity owners of the parent		0.0	0.0	2.3	0.5	75.7	78.5
Comprehensive income	78.5
Dividends						(40.9)	(40.9)
Share based payment charge			(2.9)				(2.9)
Issue of ordinary shares		0.8	(0.8)				0.0
Repurchase of ordinary shares		23.7					23.7
Reclassification of awards for settlement of tax liabilities		0.0	(0.4)			0.0	(0.4)
Total transactions with owners, recognized directly in equity		(22.9)	(4.1)	0.0	0.0	(40.9)	(67.9)
Equity attributable to owners of parent	€ 2,517.5	€ 1,111.4	€ 12.8	€ 104.7	€ (2.3)	€ 1,290.9	€ 2,517.5